UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 97.4%
DIVERSIFIED 6.8%
Colonial Properties Trust	65,600	$3,136,336
Cousins Properties	220,000	7,526,200
Crescent Real Estate Equities Co.	228,200	4,977,042
Vornado Realty Trust	624,335	68,052,515
		83,692,093

HEALTH CARE 2.2%
Health Care REIT	24,300	972,243
Nationwide Health Properties	221,100	5,912,214
Ventas	467,400	18,013,596
Windrose Medical Properties Trust	129,000	2,280,720
		27,178,773

HOTEL 9.1%
Hilton Hotels Corp.	898,400	25,020,440
Host Hotels & Resorts	2,135,227	48,960,755
Starwood Hotels & Resorts Worldwide	434,900	24,871,931
Strategic Hotels & Resorts	650,700	12,935,916
		111,789,042

INDUSTRIAL 5.6%
AMB Property Corp.	426,600	23,509,926
ProLogis	792,059	45,194,886
		68,704,812

	Number
	of Shares	Value
OFFICE 25.7%
Alexandria Real Estate Equities	254,789	$23,899,208
BioMed Realty Trust	553,900	16,805,326
Boston Properties	565,300	58,418,102
Brandywine Realty Trust	77,310	2,516,441
Brookfield Properties Corp.	1,308,950	46,232,114
Equity Office Properties Trust	2,196,971	87,351,567
Kilroy Realty Corp.	143,500	10,811,290
Mack-Cali Realty Corp.	365,500	18,932,900
Maguire Properties	380,200	15,489,348
Reckson Associates Realty Corp.	416,200	17,813,360
SL Green Realty Corp.	160,500	17,927,850
		316,197,506

OFFICE/INDUSTRIAL 2.4%
EastGroup Properties	66,400	3,310,704
Liberty Property Trust	554,200	26,485,218
		29,795,922

RESIDENTIAL 26.0%
APARTMENT 25.2%
Apartment Investment & Management Co.	720,400	39,196,964
Archstone-Smith Trust	898,300	48,903,452
AvalonBay Communities	509,621	61,358,368
BRE Properties	601,300	35,915,649
Camden Property Trust	182,000	13,833,820
Equity Residential	1,313,400	66,431,772
Essex Property Trust	199,800	24,255,720
GMH Communities Trust	223,000	2,814,260
Post Properties	379,856	18,050,757
		310,760,762

MANUFACTURED HOME 0.8%
Sun Communities	296,000	9,460,160
TOTAL RESIDENTIAL		320,220,922

		Number
		of Shares	Value

SELF STORAGE	5.1%
Extra Space Storage		347,000	$6,006,570
Public Storage		623,340	53,601,007
U-Store-It Trust		133,800	2,871,348
			62,478,925

SHOPPING CENTER	14.5%
COMMUNITY CENTER	4.4%
Developers Diversified Realty Corp.		219,900	12,261,624
Federal Realty Investment Trust		360,600	26,792,580
Inland Real Estate Corp.		160,000	2,803,200
Tanger Factory Outlet Centers		347,300	12,370,826
			54,228,230

REGIONAL MALL	10.1%
CBL & Associates Properties		175,800	7,367,778
General Growth Properties		508,600	24,234,790
Macerich Co.		339,000	25,886,040
Mills Corp.		250,100	4,179,171
Simon Property Group		642,700	58,241,474
Taubman Centers		110,512	4,908,943
			124,818,196
TOTAL SHOPPING CENTER			179,046,426
TOTAL COMMON STOCK (Identified cost–$682,619,901)			1,199,104,421

		Principal
		Amount	Value

COMMERCIAL PAPER 2.8%
New Center Asset Trust, 4.15%, due 10/2/06 (Identified cost—$33,992,081)		$33,996,000	$33,992,081

TOTAL INVESTMENTS (Identified cost—$716,611,982)	100.2%		1,233,096,502

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%		(1,979,655)

NET ASSETS (Equivalent to $55.52 per share based on 22,173,769 shares of capital stock outstanding)	100.0%		$1,231,116,847

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 20, 2006